Cash and restricted cash (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and restricted cash
Cash	¥ 850,373	$ 117,272	¥ 860,472	$ 118,665		¥ 966,128
Restricted cash	74,975	10,340	40,957	5,648		23,004
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 925,348	$ 127,612	¥ 901,429	$ 124,313	¥ 728,413	¥ 989,132	$ 136,408	¥ 1,003,876	¥ 334,931